Related Party Transactions - Schedule of Related Party Transactions with Major Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Interest income
Interest income from related party	¥ 1,247	$ 191	¥ 4,856	¥ 2,202
Revenue from related parties including interest income	463,733	71,070	601,609	342,744
Cost of revenues
Cost of revenue to related party	1,111,729	170,380	1,565,850	789,116
Selling, general and administrative
Selling, general and administrative expenses to related party	5,045	773	5,581	11,666
Research and development
Research and development expenses to related party	7,412	1,136	19,486	5,114
Operating costs and expenses to related parties	1,124,186	172,289	1,590,917	805,896
Baidu
Research and development
Research and development expenses to related party	7,412	1,136	19,486	5,114
Others
Cost of revenues
Cost of revenue to related party	90,577	13,882	86,766	52,484
Selling, general and administrative
Selling, general and administrative expenses to related party	2,579	395	3,756	822
Membership services
Related Party Transaction [Line Items]
Revenue from related parties	25,571	3,919	27,247	19,981
Membership services | Baidu
Related Party Transaction [Line Items]
Revenue from related parties	19,799	3,034	20,886	19,855
Membership services | Others
Related Party Transaction [Line Items]
Revenue from related parties	5,772	885	6,361	126
Online Advertising Revenues
Related Party Transaction [Line Items]
Revenue from related parties	206,624	31,666	77,126	202,808
Online Advertising Revenues | Baidu
Related Party Transaction [Line Items]
Revenue from related parties	113,934	17,461	67,452	189,461
Online Advertising Revenues | Others
Related Party Transaction [Line Items]
Revenue from related parties	92,690	14,205	9,674	13,347
Content distribution
Related Party Transaction [Line Items]
Revenue from related parties	176,227	27,008	443,503	88,457
Other Revenues
Related Party Transaction [Line Items]
Revenue from related parties	54,064	8,286	48,877	29,296
Other Revenues | Baidu
Related Party Transaction [Line Items]
Revenue from related parties	15,430	2,365	12,343	29,296
Other Revenues | Others
Related Party Transaction [Line Items]
Revenue from related parties	38,634	5,921	36,534	0
License Fees | Baidu
Cost of revenues
Cost of revenue to related party	13,691	2,098	23,064	8,923
Bandwidth Fee | Baidu
Cost of revenues
Cost of revenue to related party	1,007,461	154,400	976,523	601,065
Advertising Services Expense | Baidu
Selling, general and administrative
Selling, general and administrative expenses to related party	2,466	378	1,825	10,844
Traffic Acquisition and Other Services | Baidu
Cost of revenues
Cost of revenue to related party	¥ 0	$ 0	¥ 479,497	¥ 126,644